Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (58,658)	$ (104,277)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Restricted stock amortization	10,418	14,178
Vessel depreciation	35,670	25,977
Amortization of deferred financing costs	4,249	2,741
Write off of deferred financing costs	470	3,781
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	(16,471)	(10,555)
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Increase in Prepaid Expense and Other Assets	312	481
Increase (Decrease) in Accounts Payable and Accrued Liabilities	1,060	(5,527)
Increase (Decrease) in Due to Related Parties	(3,889)	1,985
Net Cash Used in Operating Activities	6,103	(50,106)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Proceeds from Sale of Property, Plant, and Equipment	44,340	271,376
Payments for vessels held for sale	0	98,445
PaymentsForVesselsUnderConstruction	23,285	301,933
Net Cash Provided by (Used in) Investing Activities	21,055	(129,002)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Common Stock	0	128,112
Proceeds from (Repayments of) Debt	51,600	208,843
Repayments of Long-term Debt	118,097	156,470
Payments of Debt Issuance Costs	0	788
Net Cash (Used in) Provided by Financing Activities	(66,497)	179,697
(Decrease) increase in cash and cash equivalents	(39,339)	589
Cash and cash equivalents	62,395	200,889
Supplemental Cash Flow Information [Abstract]
Interest Paid	21,164	16,315
Debt Issuance Costs Incurred During Noncash or Partial Noncash Transaction	0	45
Costs of issuing common stock- not yet paid	0	450
Interest Costs Capitalized	$ 361	$ 5,637